Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 13. Subsequent Events

Parnell Pharmaceuticals Holdings Pty Ltd

On January 23, 2014, the Company entered into a credit agreement pursuant to which the lenders party thereto provided to Parnell Pharmaceuticals Holdings Pty Ltd, a leading global veterinary pharmaceutical business (“Parnell”), a term loan in the principal amount of $25,000,000. The Company provided $10,000,000 and clients of the Company provided the remaining $15,000,000 of the loan. The Company serves as the Agent, Sole Lead Arranger and Sole Bookrunner under the credit agreement and earned a $375,000 arrangement fee at closing. The loan matures on January 23, 2021.

Parnell is obligated to make payments calculated on its quarterly net sales and royalties until such time as the lenders receive a 2.0x cash on cash return. The revenue based payment is subject to certain quarterly and annual caps. The total amount payable is subject to adjustment under certain events including qualified partial payments, a change of control or full prepayment of the loan. The revenue based payment is made quarterly. All amounts applied under the revenue based payment will be made to each lender according to its pro-rata share of the loan.

Pursuant to the terms of the credit agreement, the Borrowers granted the lenders a first priority security interest in substantially all of Parnell's assets. The credit agreement contains certain affirmative and negative covenants. Parnell’s U.S., U.K., Australian, New Zealand subsidiaries have guaranteed the obligations under the credit agreement. The obligations to repay the loan may be accelerated upon the occurrence of an event of default under the terms of the credit agreement

Tribute

Pursuant to the credit agreement between Tribute and the Company, the Company provided the remaining $2,000,000 available under the credit agreement to Tribute on February 4, 2014.

Rights Offering

On February 13, 2014, the Company filed a registration statement on Form S-1 in conjunction with a planned rights offering to raise $12,500,000 of gross proceeds. An affiliate of a major stockholder and the lender under the credit facility has agreed to serve as the standby purchaser of the rights offering. The terms of the rights offering have not yet been set by the Company's Board of Directors.